UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23109

CC Real Estate Income Fund
(Exact name of registrant as specified in charter)

590 Madison Avenue 34th Floor New York, NY (Address of principal executive offices)	10022 (Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
CC Real Estate Income Fund
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Copy to:
Frank V. Saracino
Chief Financial Officer and Treasurer
CC Real Estate Income Fund
590 Madison Avenue, 34th Floor
New York, NY 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investment.

CC Real Estate Income Fund, formerly NorthStar Real Estate Capital Income Fund (the “Company” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in CC Real Estate Income Master Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company.

As of March 31, 2019, the Company invested $29,900,230 in the Fund, representing approximately 99.8% of the Company’s net assets and approximately 85.8% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares.

As of March 31, 2019, the Company had $29,956,111 of net assets, 3,356,547 of common shares outstanding and a NAV per common share of $8.92.

CC Real Estate Income Fund
Notes to Unaudited Schedule of Investment
As of March 31, 2019

1. Business and Organization

CC Real Estate Income Fund, formerly NorthStar Real Estate Capital Income Fund (the “Company”) was organized as a Delaware statutory trust on October 2, 2015. The Company’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholders’ capital, with a secondary objectives of capital appreciation. The Company has two share classes and intends to invest substantially all of its net assets in CC Real Estate Income Master Fund (the “Fund”). The Fund’s investment objective and strategies are substantially the same as the Company’s.

The Company commenced operations on May 6, 2016 when its initial registration statement was declared effective by the U.S. Securities and Exchange Commission (the “SEC”).

The Fund’s schedule of investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction of the Company’s Schedule of Investments. At March 31, 2019, the Company held a 85.8% ownership interest in the Fund.

On February 21, 2019, the Board of Trustees of the Company (the “Board”), at the recommendation of CNI RECF Advisors, LLC, the Company’s investment adviser (the “Advisor”), approved a Plan of Dissolution, Liquidation and Termination (the “Plan”) that provided for the dissolution, complete liquidation and termination of assets of the Fund and the Company, and the distribution of the net proceeds of such liquidation to the Fund’s and the Company’s shareholders, respectively, on a pro rata basis. Following the approval of the Plan, the Company was closed to new investors, the offering has been suspended and the Advisor began the process of liquidating the Fund’s portfolio.

2. Basis of Presentation

The Company is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Company’s unaudited Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment in Master Fund

The Company’s investment in the Fund is recorded at fair value and is based upon the Company’s percentage ownership of the net assets of the Fund. The performance of the Company is directly affected by the performance of the Fund. See Note 3 to the Fund’s Notes to Unaudited Schedule of Investments for the determination of fair value of the Fund’s investments.

The Fund’s unaudited schedule of investments as of March 31, 2019 is set forth below:

CC Real Estate Income Master Fund
Unaudited Schedule of Investments
As of March 31, 2019

Security	Rate		Maturity Date	Face Amount/Principal	Amortized Cost(a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 58.1%(b)
Bank of America Commercial Mortgage Trust Series 2015-UBS, Class D	3.17%		09/15/2048	$2,645,000	$2,223,711	84.1%	$2,276,870
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class D	3.00%		07/15/2049	80,000	61,319	76.6%	67,653
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%		02/15/2050	40,000	33,206	83.0%	34,557
Bank of America Commercial Mortgage Trust, Series 2018-BN13, Class D	3.00%		08/15/2061	1,500,000	1,178,448	78.6%	1,227,921
Bank of America Commercial Mortgage Trust, Series 2018-BN11, Class D	3.00%		03/15/2061	1,900,000	1,496,471	78.8%	1,562,276
Bank of America Commercial Mortgage Trust, Series 2017-BNK7, Class D	2.71%		09/15/2060	4,000,000	3,144,983	78.6%	3,345,962
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class D	3.00%		08/15/2027	2,000,000	1,624,024	81.2%	1,597,749
COMM Mortgage Trust, Series 2014-UBS5, Class D	3.50%		09/10/2047	3,000,000	2,380,136	79.3%	2,544,751
COMM Mortgage Trust, Series 2014-UBS5, Class E	3.50%		09/10/2047	1,500,000	970,423	64.7%	1,030,807
DBGS Mortgage Trust Series 2018-C1, Class E	3.04%		10/15/2051	2,000,000	1,522,922	76.1%	1,527,864
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class D	3.50%		05/10/2049	116,000	98,086	84.6%	100,253
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class E	3.25%		05/10/2049	180,000	119,737	66.5%	130,835
GS Commercial Mortgage Trust, Series 2017-GS7, Class E	3.00%		08/10/2050	2,000,000	1,677,267	83.9%	1,697,503
JP Morgan Bank, Series 2016-C2, Class D	3.40%		06/15/2049	1,800,000	1,508,524	83.8%	1,548,818
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class D	3.00%		03/15/2051	1,900,000	1,500,953	79.0%	1,542,756
Total Commercial Mortgage-Backed Securities (Amortized Cost $19,540,210)							20,236,575

Affiliated Investments - 17.4%
Core Property Corp. - Equity Investment (606,800 shares)(c)(d)(e)					606,800	100.0%	606,800
Core Property Corp. - Mezzanine Loan(c)(d)	8.00%		11/19/2028	5,460,299	5,460,299	100.0%	5,460,299
Total Affiliated Investments (Cost $6,067,099)(a)							6,067,099

Term Loan -2.6%
Kentucky Fried Chicken Term Loan	11.00%	(f)	10/17/2019	901,993	901,993	100.0%	901,993
Total Term Loan (Cost $901,993)(a)							901,993

Common Stock - 4.1%
TriplePoint Venture Growth BDC Corp. (102,906 shares)							1,415,987
Total Common Stock (Cost $1,402,000)(a)							1,415,987

TOTAL INVESTMENTS (Cost $27,911,302)(a) - 82.2%							28,621,654
OTHER ASSETS AND LIABILITIES-NET - 17.8%(g)(h)							6,215,951
NET ASSETS - 100.0%							$34,837,605

Shares Outstanding							5,860,189
Net Asset Value per Common Share							$5.94

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Unaudited Schedule of Investments (continued)
As of March 31, 2019

Futures Contracts

Issue	Expiration Date	Contracts Purchased (Sold)	Notional Value	Unrealized Depreciation
10 Year USD Deliverable Swap Futures	06/19/2019	(140)	$(14,000,000)	$(308,344)

USD—U.S. Dollar.

Centrally Cleared Credit Default Swap On Credit Indices—Sell Protection(i)

Reference Entity	Counterparty	Periodic Payment Receive Rate(j)	Termination Date	Notional Value(k)	Fair Value(l)	Upfront Premium Received/(Paid)	Unrealized Depreciation
CMBX.NA.A.11	Morgan Stanley	2.00%	11/18/2054	$(5,000,000)	$(56,708)	$3	$(56,705)
					$(56,708)	$3	$(56,705)

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Affiliated investment.
(d)	At December 31, 2018, the Fund owned more than 25% of the voting securities of Core Property Corp., thereby making this controlled affiliate, as defined by the 1940 Act, of the Fund.
(e)	Non-Income Producing Security.
(f)	Rate shown is inclusive of 0.05% issuance fee.
(g)	Includes the effect of futures contracts and centrally cleared credit default swaps on credit indices.
(h)	Includes cash which is being held as collateral for futures contracts and credit default swap contracts.
(i)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(j)	Percentage shown is an annual percentage.
(k)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(l)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Refer to notes to accompanying financial statements.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of March 31, 2019

1. Business and Organization

CC Real Estate Income Master Fund (the “Fund”), formerly NorthStar Real Estate Capital Income Master Fund was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholder’s capital, with a secondary objective of capital appreciation.

On February 21, 2019, the Board of Trustees of the Fund (the “Board”), at the recommendation of CNI RECF Advisors, LLC, the Fund’s investment adviser (the “Advisor”), approved a Plan of Dissolution, Liquidation and Termination (the “Plan”) that provided for the dissolution, complete liquidation and termination of assets of the Fund and feeder funds of the Fund, and the distribution of the net proceeds of such liquidation to the Fund’s and the feeder fund’s shareholders, respectively, on a pro rata basis. Following the approval of the Plan, the Fund and the feeder funds were closed to new investors, the offering has been suspended and the Advisor began the process of liquidating the Fund’s portfolio.

2. Basis of Presentation

The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund’s unaudited Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended December 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2019:

	March 31, 2019(1)
	Cost(2)	Fair Value	Percentage of Portfolio
CMBS	$19,540,210	$20,236,575	70.7%
Affiliated Investments	6,067,099	6,067,099	21.2%
Common Stock	1,402,000	1,415,987	4.9%
Term Loan	901,993	901,993	3.2%
	$27,911,302	$28,621,654	100.0%
_________________
(1)    Does not include the effect of futures contracts and centrally cleared credit default swaps on credit indices.
(2)    Cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

Under ASC Topic 820, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments
As of March 31, 2019

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2019, the Master Fund’s investments were categorized as follows in the fair value hierarchy:

Investments at Fair Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
CMBS	$—	$20,236,575	$—	$20,236,575
Affiliated Investments	—	—	6,067,099	6,067,099
Term Loan	—	—	901,993	901,993
Common Stocks	1,415,987	—	—	1,415,987
Total	$1,415,987	$20,236,575	$6,969,092	$28,621,654

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(308,344)	$—	$—	$(308,344)
Centrally Cleared Credit Default Swap on Sell Protection(2)	—	(56,705)	—	(56,705)
Total	$(308,344)	$(56,705)	$—	$(365,049)
_________________

(1)	The derivatives shown in this table are reported at their unrealized depreciation at measurement date, which represents the change in the contract’s value from trade date.
(2)    Value includes the premium received with respect to swap contracts.

There were no transfers between levels during the three months ended March 31, 2019.

The Master Fund’s investments as of March 31, 2019 consisted primarily of CMBS, one equity security in a publicly traded REIT, a term loan and a direct affiliated investment. The Master Fund valued its performing CMBS investments by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For non-performing or distressed investments, if any, the Master Fund will value such investments by using the bid price. There were no non-performing or distressed investments as of March 31, 2019.

The Master Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers against the actual prices at which the Master Fund purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Master Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsors, the Master Fund believes that these prices are reliable indicators of fair value. The Master Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Master Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Master Fund purchases and sells its investments. The Master Fund’s Valuation Committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Master Fund’s valuation process.

CC Real Estate Income Master Fund
Notes to Unaudited Schedule of Investments (continued)
As of March 31, 2019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset Type	Beginning Balance January 1, 2019	Accrued Discount/ Premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Ending Balance March 31, 2019	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at March 31, 2019

Core Property Corp. Equity	$606,700	$—	$—	$100	$—	$—	$—	$—	$606,800	$100
Core Property Corp. Mezzanine Loan	5,460,299	—	—	—	—	—	—	—	5,460,299	—
Term Loan	458,955	—	—	—	443,038	—	—	—	901,993	—
Total	$6,525,954	$—	$—	$100	$443,038	$—	$—	$—	$6,969,092	$100

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value as of March 31, 2019	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Core Property Corp. Equity	$606,800	Discounted Cash Flow Analysis	Discount Rate	11.00%	N/A
Core Property Corp. Mezzanine Loan	$5,460,299	Cash Equivalency Analysis	Discount Rate	8.00%	N/A
Term Loan	$901,993	Cash Equivalency Analysis	Discount Rate	11.00%	N/A

All level 3 investments have values determined utilizing third party pricing information without adjustment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or the Advisor believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Advisor may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a quarterly basis, the Advisor presents the factors considered in determining the fair value measurements and presents that information to the valuation and audit committee.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CC REAL ESTATE INCOME FUND

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
Date: May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
(Principal Executive Officer)
Date: May 16, 2019

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: May 16, 2019